CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 43,346	$ 11,351
Assets held for sale (Note 4)	27,060	0
Marketable securities (Note 5)	2,006	2,388
Prepaid expenses and other receivables (Note 6)	1,461	1,320
Total current assets	73,873	15,059
Non-current
Mineral properties (Note 7)	251,497	256,059
Investment in PC Gold Inc. (Note 8)	21,524	21,527
Property and equipment	1,694	1,923
Other assets	204	284
Total non-current assets	274,919	279,793
TOTAL ASSETS	348,792	294,852
Current
Accounts payable and accrued liabilities (Note 10)	13,802	7,162
Liabilities directly associated with assets held for sale (Note 4)	373	0
Current portion of lease liability	78	46
Flow-through share premium liability (Note 11)	1,280	977
Provision for environmental remediation (Note 7(a))	2,806	1,756
Option - PC Gold (Note 8)	4,692	3,974
Current portion of other liabilities	200	400
Total current liabilities	22,231	14,315
Non-current
Lease liability	97	175
Provision for environmental remediation (Note 7(a))	0	1,279
Pickle Crow reclamation liability (Note 8)	151	151
Silver Stream derivative liability (Note 9)	107,260	34,414
Other liabilities	0	76
Total non-current liabilities	107,508	36,095
TOTAL LIABILITIES	130,739	50,410
SHAREHOLDERS' EQUITY
Share capital (Note 12)	418,169	373,630
Warrant and share-based payment reserve (Note 12)	62,866	57,113
Accumulated other comprehensive loss	(4,168)	(5,406)
Accumulated deficit	(258,814)	(180,895)
Total shareholders' equity	218,053	244,442
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 348,792	$ 294,852